INVESTMENTS (Disclosure of Detailed Information about Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current investments, beginning	$ 61,293	$ 26,580
Net Additions (Disposals)		(4,282)
Transfers in (out)
Fair Value Adjustment in Net Income (Loss)	5,827	22,093
Fair Value Adjustment in Other Comprehensive Income (Loss)	8,159	16,902
Fair Value Adjustment		38,995
Current investments, ending	18,252
Non-current investments, ending	60,630	61,293
Non-Current [Member]
Disclosure of financial assets [line items]
Non-current investments, beginning	61,293
Net Additions (Disposals)	3,603
Transfers in (out)	(18,252)
Fair Value Adjustment	13,986
Non-current investments, ending	60,630	61,293
Short-Term [Member]
Disclosure of financial assets [line items]
Transfers in (out)	18,252
Current investments, ending	18,252
Covertible Debt [member] | Non-Current [Member]
Disclosure of financial assets [line items]
Non-current investments, beginning	29,039	11,555
Net Additions (Disposals)	(1,383)
Transfers in (out)	(15,000)
Fair Value Adjustment in Net Income (Loss)	3,939	17,484
Non-current investments, ending	16,595	29,039
Covertible Debt [member] | Short-Term [Member]
Disclosure of financial assets [line items]
Transfers in (out)	15,000
Current investments, ending	15,000
Common Shares Held [member] | Non-Current [Member]
Disclosure of financial assets [line items]
Non-current investments, beginning	28,850	14,990
Net Additions (Disposals)	6,965	(3,042)
Transfers in (out)	(3,252)
Fair Value Adjustment in Other Comprehensive Income (Loss)	8,159	16,902
Non-current investments, ending	40,722	28,850
Common Shares Held [member] | Short-Term [Member]
Disclosure of financial assets [line items]
Transfers in (out)	3,252
Current investments, ending	3,252
Warrants [member] | Non-Current [Member]
Disclosure of financial assets [line items]
Non-current investments, beginning	3,404	35
Net Additions (Disposals)	(1,979)	(1,240)
Transfers in (out)
Fair Value Adjustment in Net Income (Loss)	1,888	4,609
Non-current investments, ending	3,313	3,404
Equity Securities and Warrants and Debt Securities [member]
Disclosure of financial assets [line items]
Total investments at beginning of period	61,293
Net Additions (Disposals)	3,603
Fair Value Adjustment	13,986
Total investments at end of period	$ 78,882	$ 61,293